Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Inventory valuation reserves					$ 432,000
Impairment charge					$ 98,000
Operating lease, term of contract			the Company’s current rental agreements include a rental period duration between twelve to twenty-four (24) months, with an option to extend for an additional twelve to twenty-four (24) months		the Company’s current rental agreements include a rental period duration between twelve to twenty-four (24) months
Operating lease, option to extend					an option to extend for an additional twelve to twenty-four (24) months.
Revenue percentage					49.00%
Bad debt expenses					$ 0	0
Research and development expense	$ 214,000	$ 491,000	$ 784,000	$ 1,748,000	2,072,000	$ 2,621,000
Cash FDIC insured amount	$ 250,000		250,000		$ 250,000
Number of reportable segments | Segment					1
Revenues recognized			$ 57,000
Accounts Receivable [Member]
Product Information [Line Items]
Revenue percentage					0.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage					100.00%	100.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage			56.00%	31.00%	43.00%	45.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage			15.00%	14.00%	10.00%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage					53.00%	73.00%
Two Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage					13.00%	13.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage			43.00%		53.00%
Vendor Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage			16.00%		13.00%
Rental Equipment [Member]
Product Information [Line Items]
Estimated useful life	3 years		3 years		3 years